Trade Accounts Receivable, Net - Summary of Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 261.9	$ 160.5
Allowance for doubtful accounts	(58.5)	(11.1)	$ (45.0)	$ (52.9)
Trade accounts receivable, net	203.4	149.4
Foreign customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	214.5	149.6
Brazilian Air force [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	7.4	7.0
Domestic customers [member]
Disclosure of trade accounts receivables [line items]
Trade accounts receivable	$ 40.0	$ 3.9